PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	As at March 31, 2021			As at March 31, 2020
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Dep	Value	Cost	Dep	Value
Premise and ROU assets	$31,167	$(20,397)	$10,770	$35,899	$(19,729)	$16,170
Computer equipment	25,646	(20,788)	4,858	27,959	(19,548)	8,411
Others [1]	26,806	(24,607)	2,199	27,777	(23,564)	4,213
Total	$83,619	$(65,792)	$17,827	$91,635	$(62,841)	$28,794

[1] Others include, office equipment, furniture and fixture and lease hold improvements